Fair Value Measurements and Disclosures - Schedule of Fair Value on a Recurring Basis (Details) - Fair Value, Recurring Basis - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	$ 10,282
Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	8,610
Contingent Liabilities from Acquisitions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	1,579	$ 5,104
Liability Classified Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	182	1,021
Embedded Redemption Features on Convertible Notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities		4,228
Embedded Redemption Features on Promissory Note
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities		28,058
Embedded Redemption Features on 8090 FV Note
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities		2,400
Level 1 | Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	10,282
Level 2 | Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	8,610
Level 3 | Contingent Liabilities from Acquisitions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	1,579	5,104
Level 3 | Liability Classified Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	$ 182	1,021
Level 3 | Embedded Redemption Features on Convertible Notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities		4,228
Level 3 | Embedded Redemption Features on Promissory Note
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities		28,058
Level 3 | Embedded Redemption Features on 8090 FV Note
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities		$ 2,400